UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2004
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    141 Linden Street, Suite 4, Wellesley, MA  02482-7910
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Judy K. Mencher
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:
/s/ Judy K. Mencher     Wellesley, MA        May 11,2004

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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,
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:            	    29
Form 13F Information Table Value Total:      	66,855
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE

GILAT SATELLITE NETWORKS	SHS
LTD	NEW	M51474118	1,469	165,667	SH		SOLE		167,667
AES CORPORATION	COM	00130H105	768	90,000	SH		SOLE		90,000
AK STEEL	COM	001547108	587	100,000	SH		SOLE		100,000
ATA HOLDINGS	COM	00209H101	1,104	132,225	SH		SOLE		132,225
ALDERWOODS GROUP INC	COM	014383103	6,469	623,191	SH		SOLE		623,191
ALLSTREAM INC	CL A VTG SHS	02004C105	2,240	40,000	SH		SOLE		40,000
AMERICAN DENTAL PARTNERS	COM	025353103	1,371	77,250	SH		SOLE		77,250
AMKOR TECHNOLOGY INC	NOTE 5.750%
	6/0	031652AN0	6,476	6,500	SH		SOLE		6,500
APPLIED EXTRUSION	COM	038196101	750	250,000	SH		SOLE		250,000
BCE INC	COM	05534B109	2,105	100,000	SH		SOLE		100,000
CARRIAGE SVCS INC	COM	143905107	994	200,000	SH		SOLE		200,000
DOMTAR INC	COM	257561100	449	37,500	SH		SOLE		37,500
FRIENDLY ICE CREAM CORP	COM	358497105	1,446	93,500	SH		SOLE		 93,500
GAMETECH INC.	COM	36466D102	495	123,757	SH		SOLE		123,757
GENESIS HEALTH	COM	37184D101	852	35,000	SH		SOLE		35,000
GUILFORD PHARMACEUTICALS
INC	COM	401829106	728	100,000	SH		SOLE		100,000
HAMMONS JOHN Q HOTELS INC	CL A	408623106	792	88,900	SH		SOLE		88,900
INTERNET CAP GROUP INC	COM	46059C106	1,600	4,000,000	SH		SOLE		4,000,000
MTR GAMING GROUP INC	COM	553769100	3,542	350,000	SH		SOLE		350,000
MAIL-WELL INC	COM	560321200	3,222	720,900	SH		SOLE		720,900
PRIMEDIA INC	COM	74157K101	1,553	575,000	SH		SOLE		575,000
QWEST COMMUNICATIONS
INTL IN 	COM	749121109	431	100,000	SH		SOLE		100,000
RADIOLOGIX INC	COM	75040K109	1,830	525,800	SH		SOLE		525,800
RES-CARE INC	COM	760943100	1,598	125,000	SH		SOLE		125,000
SPECTRASITE	COM	84761M104	36	960	SH		SOLE		960
SUNTERRA CORPORATION	COM NEW	86787D208	16,885	1,247,073	SH		SOLE		1,247,073
WYNDHAM	CLA	983101106	1,500	1,500,000	SH		SOLE		1,500,000
YOUBET COM INC	COM	987413101	2,093	575,000	SH		SOLE		575,000
ZILOG  INC	COM PAR
	$0.01	989524301	3,471	275,000	SH		SOLE		275,000
GRAND TOTAL	66,855	12,258,223	12,258,223